Fees Summary	Oct. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 159,047,286.16
Previously Paid Amount	0.00
Total Fee Amount	13,837.11
Total Offset Amount	0.00
Net Fee	$ 13,837.11